SIGNIFICANT ACQUISITIONS (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Sep. 01, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] acre	Jun. 30, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Sep. 01, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] acre
Significant Acquisitions [LineItems]
Working interest					37.50%	37.50%	37.50%	75.00%
Acres of undeveloped leaseholds						1,955		1,955
Payment to acquire property								$ 3,869,497
Liabilities assumed						281,962		281,962
Oil and gas sales	$ 444,458			$ 734,128